Employee benefits	12 Months Ended
Dec. 31, 2023
Employee benefits
Employee benefits

17.  Employee benefits

The components of net period cost recognized in the consolidated statement of operations and the obligations for seniority premium for the years ended December 31, 2023, 2022 and 2021, are as follows:

	2023		2022		2021
Analysis of net period cost:
Current service cost	US$	2,187	US$	6,518	US$	425
Interest cost on benefit obligation		1,109		692		127
Net period cost	US$	3,296	US$	7,210	US$	552

Changes in the defined benefit obligation are as follows:

	2023		2022
Defined benefit obligation as of January 1,	US$	10,987	US$	3,968
Net period cost charged to profit or loss:
Current service cost		2,187		6,518
Interest cost on benefit obligation		1,109		692
Remeasurement losses in other comprehensive income:
Actuarial changes arising from changes in assumptions		107		(253)
Payments made		(1,321)		(179)
Conversion effect foreign currency		1,575		241
Defined benefit obligation as of December 31,	US$	14,644	US$	10,987

The significant assumptions used in the computation of the seniority premium obligations are shown below:

	2023		2022
Financial:
Discount rate	9.69%		9.21%
Expected rate of salary increases	5.60%		5.50%
Annual increase in minimum salary	3.75	%(1) (3)	19.00/4.00	%(2) (3)

Biometric:
Mortality (4)	EMSSA 09, CEPAL *2010 EL SALVADOR, CEPAL *2010 COSTA RICA		EMSSA 09, CEPAL* 2010 EL SALVADOR, CEPAL*2010 COSTA RICA
Disability (5)	IMSS-97		IMSS-97

(1)	3.75% applies to the General Zone and Border Zone in Mexico
(2)	19.00% applies to the General Zone and 4.00% to the Border Zone in Mexico
(3)	Border Zone, is made up of the states that border with the United States and the General Zone is made up by the rest states of the country.
(4)	Mexican Experience of social security (EMSSA), Economic Commission for Latin America and the Caribbean (CEPAL for its Spanish acronym).
(5)	Mexican Experience of Instituto Mexicano del Seguro Social (IMSS).

As of December 31,2023, and 2022 the accruals related to employee profit sharing which is included as part of short-term other liabilities caption, are as follows:

	2023		2022
Employee profit-sharing (Note 16)	US$	1,500	US$	386

Sensitivity analysis

A reasonably possible variation at the date of the report, in one of the most significant actuarial assumptions, and assuming that the rest of the variables had remained constant, would have affected the benefit obligations defined as of December 31, 2023 in the amounts shown below:

		Present value of the defined benefit obligation
		(In thousands of U.S. dollars)
Assumptions		Increase		Decrease
Discount rate:	50 basis points	US$	13,907	US$	15,450
Statutory minimum wage increase rate:	50 basis points	US$	14,928	US$	14,380
Salary increase rate:	50 basis points	US$	15,196	US$	14,135